UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               November 9, 2012
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           38
Form 13F Information Table Value Total:       325219
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Ascent Capital 		COM	43632108	7828	144940	SOLE
Blount 			COM	95180105	11270	856380	SOLE
Brinks 			COM	109696104	10087	392630	SOLE
Broadridge		COM	11133T103	13178	564864	SOLE
Cinemark Holdings	COM	17243v102	4405	196400	SOLE
Cintas			COM	172908105	12037	290533	SOLE
Cisco			COM	17275r102	5936	310850	SOLE
Coinstar		COM	19259p300	8384	186390	SOLE
Compass Minerals	COM	20451n101	9732	130468	SOLE
Covance			COM	222816100	13738	294249	SOLE
Dresser-Rand		COM	261608103	18181	329910	SOLE
Energizer Holdings	COM	29266r108	12585	168680	SOLE
Equifax 		COM	294429105	9435	202545	SOLE
Hasbro			COM	418056107	2290	60000	SOLE
Hillenbrand		COM	431571108	11226	617131	SOLE
Illinois Tool Works	COM	452308109	931	15650	SOLE
Intel			COM	458140100	4154	183340	SOLE
Interval Leisure	COM	46113m108	4306	227818	SOLE
Intl Game Technology	COM	459902102	14662	1120063	SOLE
Jack Henry		COM	426281101	12219	322824	SOLE
Johnson & Johnson	COM	478160104	3724	54036	SOLE
Lexmark 		COM	529771107	6039	271435	SOLE
Microsoft		COM	594918104	3952	132790	SOLE
Mobile Mini		COM	60740f105	13238	792620	SOLE
Newell Rubbermaid	COM	651229106	11260	589855	SOLE
Owens-Illinois		COM	690768403	8679	462635	SOLE
Pepsico			COM	713448108	4601	65020	SOLE
PetSmart		COM	716768106	9696	140565	SOLE
SEIC			COM	784117103	7078	330128	SOLE
Stericycle		COM	858912108	299	3300	SOLE
Synopsys		COM	871607107	11301	342520	SOLE
Teleflex		COM	879369106	17140	248981	SOLE
Total System Services	COM	891906109	7999	337523	SOLE
Towers Watson		COM	891894107	9475	178598	SOLE
Valassis Comm		COM	918866104	6518	263975	SOLE
Verizon 		COM	92343v104	1897	41625	SOLE
Weight Watchers 	COM	948626106	11915	225655	SOLE
Zimmer Holdings		COM	98956P102	3824	56550	SOLE